Acquisitions, Divestures and Exchanges 2 (Details) (USD $)	12 Months Ended				8 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Spectrum exchange	Dec. 31, 2011 Assets held for sale
Business acquisition, additional information
Revenue	$ 4,343,346,000	$ 4,177,681,000	$ 4,213,880,000		$ 20,700,000
Operating income	280,780,000	201,473,000	325,525,000		14,800,000
Assets held for sale	49,647,000
Liabilities held for sale	1,051,000
Assets held for sale - Current assets	4,200,000
Assets held for sale - Investments	36,500,000
Assets held for sale - Property, plant and equipment	8,900,000
Nonmonetary transactions
Gain on asset exchange				$ 11,800,000
Asset exchange, valuation method				difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered
Agreement date				9/30/2011